UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21561
                                                     ---------

                    Oppenheimer Principal Protected Trust III
                    -----------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                       Date of fiscal year end: AUGUST 31
                                                ---------

                      Date of reporting period: 05/31/2008
                                                ----------

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Principal Protected Main Street Fund III

STATEMENT OF INVESTMENTS MAY 31, (2008) / UNAUDITED

                                                              Shares          Value
                                                           -----------   --------------
INVESTMENT COMPANIES--48.5%(1)
MONEY MARKET FUND--10.4%
Oppenheimer Institutional Money Market Fund, Cl. E,
2.70%(2)                                                     5,511,795   $    5,511,795

U.S. EQUITY--38.1%
Oppenheimer Main Street Fund, Cl. Y                            567,240       20,165,364
                                                                         --------------
Total Investment Companies (Cost $25,386,609)                                25,677,159

                                                            Principal
                                                              Amount
                                                           -----------
U.S. GOVERNMENT OBLIGATIONS--51.7%
U.S. Treasury Bonds, STRIPS, 2.778%, 2/15/12(3,4,5)        $17,900,000       15,880,039
U.S. Treasury Nts., STRIPS, 3.907%, 2/15/12(3,4)            12,900,000       11,477,698
                                                                         --------------
Total U.S. Government Obligations (Cost $27,340,516)                         27,357,737

Total Investments, at Value (excluding Investments
   Purchased with Cash Collateral from Securities
   Loaned) (Cost $55,924,875)                                                56,232,646

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
   SECURITIES LOANED--6.1%(6)
Repurchase agreement (Principal Amount/Value $377,750,
   with a maturity value of $377,821) with Credit Suisse
   First Boston LLC, 2.25%, dated 5/30/08, to be
   repurchased at $377,821 on 6/2/08, collateralized by
   U.S. Agency Mortgages, 5.50%, 10/1/37-5/1/38, with a
   value of $385,308                                           377,750          377,750

Repurchase agreement (Principal Amount/Value $640,000,
   with a maturity value of $640,122) with Deutsche Bank
   Securities, Inc., 2.28%, dated 5/30/08, to be
   repurchased at $640,122 on 6/2/08, collateralized by
   Government National Mortgage Assn.,  4.50%-7%,
   6/15/19-5/15/38, with a value of $652,800                   640,000         640,000

Repurchase agreement (Principal Amount/Value $640,000,
   with a maturity value of $640,132) with DLJ/Pershing
   Division, 2.475%, dated 5/30/08, to be repurchased at
   $640,132 on 6/2/08, collateralized by U.S. Agency
   Mortgages, 0%-8.875%, 12/31/08-2/15/36, with a value
   of $652,803                                                 640,000          640,000

Repurchase agreement (Principal Amount/Value $750,000,
   with a maturity value of $750,142 with Banc of
   America Securities LLC, 2.27%, dated 5/30/08, to be
   repurchased at $750,142 on 6/2/08, collateralized by
   U.S. Agency Mortgages, 5%-5.50%, 6/1/35-1/1/36, with
   a value of $765,000                                         750,000          750,000

Repurchase agreement (Principal Amount/Value $790,000
   with a maturity value of $790,153) with Barclays
   Capital, 2.33%, dated 5/30/08, to be repurchased at
   $790,153 on 6/2/08, collateralized by U.S. Agency
   Mortgages, 0%-7.25%, 6/13/08-4/18/36, with a value of
   $805,800                                                    790,000          790,000
                                                                         --------------
Total Investments Purchased with Cash Collateral from
  Securities Loaned (Cost $3,197,750)                                         3,197,750


            1 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

Oppenheimer Principal Protected Main Street Fund III

STATEMENT OF INVESTMENTS MAY 31, 2008 / UNAUDITED

                                                            Value
                                                         -----------
Total Investments, at Value (Cost $55,924,875)   106.3%  $56,232,646
Liabilities in Excess of Other Assets             (6.3)   (3,319,915)
                                                 -----   -----------
Net Assets                                       100.0%  $52,912,731
                                                 =====   ===========

FOOTNOTES TO STATEMENT OF INVESTMENTS

(1.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended May 31, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                           SHARES
                                         AUGUST 31,      GROSS         GROSS         SHARES
                                            2007       ADDITIONS     REDUCTIONS   MAY 31, 2008
                                         ----------   -----------   -----------   ------------
Oppenheimer Institutional Money Market
   Fund, Cl. E                            5,355,428    33,233,876    33,077,509      5,511,795
Oppenheimer Main Street Fund, Cl. Y       1,046,720       808,099     1,287,579        567,240

                                                                      DIVIDEND      REALIZED
                                                         VALUE         INCOME         GAIN
                                                      -----------   -----------   ------------
Oppenheimer Institutional Money Market
   Fund, Cl. E                                        $ 5,511,795   $   195,100   $         --
Oppenheimer Main Street Fund, Cl. Y                    20,165,364     1,731,987        168,248
                                                      -----------   -----------   ------------
                                                      $25,677,159   $ 1,927,087   $    168,248
                                                      ===========   ===========   ============

(2.) Rate shown is the 7-day yield as of May 31, 2008.

(3.) Zero coupon bond reflects effective yield on the date of purchase.

(4.) Partial or fully-loaned security. See accompanying Notes.

(5.) All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $443,577. See accompanying Notes.

(6.) The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes.

FUTURES CONTRACTS AS OF MAY 31, 2008 ARE AS FOLLOWS:

                                         NUMBER OF   EXPIRATION                 UNREALIZED
CONTRACT DESCRIPTION          BUY/SELL   CONTRACTS      DATE         VALUE     APPRECIATION
--------------------          --------   ---------   ----------   ----------   ------------
Standard & Poor's 500 Index        Buy          14      6/19/08   $4,902,100   $     61,557

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of each class of shares based upon the net asset value of the Underlying Fund. For the Underlying Fund, the net asset value per share for a class of shares is determined as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading by dividing the value of the Underlying Fund's net assets attributable to that class by the number of shares of that class outstanding on that day. To determine net asset values, the Underlying Fund's assets are valued primarily on the basis of current market quotations.

Long term debt instruments having a remaining maturity in excess of sixty days will be valued at the mean between the "bid" and "asked" prices. "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity, or amortized cost, which approximates market value.

Securities held by the Fund and/or an Underlying Fund for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund and/or Underlying Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Fund and, when applicable, Underlying Fund's Board of Trustees.


            2 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

Oppenheimer Principal Protected Main Street Fund III

STATEMENT OF INVESTMENTS MAY 31, 2008 / UNAUDITED

INVESTMENTS IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

REPURCHASE AGREEMENTS. The Fund requires its custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the collateral is required to be sufficient to cover payments of interest and principal. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

INVESTMENTS WITH OFF-BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may invest in futures contracts on the S&P 500 Index to maintain liquidity to meet shareholder redemptions and minimize trading costs. The Fund seeks to maintain a position in futures contracts on the S&P 500 Index sufficient to allow the Fund to increase or decrease the percentage of the Fund's assets invested in the equity portfolio as permitted by the Warranty Agreement with minimal impact on the trading activities of the Underlying Fund.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities in the annual and semiannual reports. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities in the annual and semiannual reports reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations in the annual and semiannual reports at the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The loans are secured by collateral (either securities, letters of credit, or cash) in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute


            3 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

Oppenheimer Principal Protected Main Street Fund III

STATEMENT OF INVESTMENTS MAY 31, (2008) / UNAUDITED

payment received from the borrower and recognizes the gain or loss in the fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. As of May 31, 2008, the Fund had on loan securities valued at $3,106,495. Collateral of $3,197,750 was received for the loans, all of which was received in cash and subsequently invested in approved instruments.

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of May 31, 2008, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of May 31, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities          $56,614,329
Federal tax cost of other investments     4,840,543
                                        -----------
Total federal tax cost                  $61,454,872
                                        ===========
Gross unrealized appreciation           $   652,673
Gross unrealized depreciation              (972,799)
                                        -----------
Net unrealized depreciation             $  (320,126)
                                        ===========



            4 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

Oppenheimer Principal Protected Main Street Fund III

STATEMENT OF INVESTMENTS MAY 31, (2008) / UNAUDITED

(UNDERLYING FUND)

Oppenheimer Main Street Fund


            5 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS May 31, 2008 / Unaudited

                                                SHARES         VALUE
                                               ---------   -------------
COMMON STOCKS -- 99.2%
CONSUMER DISCRETIONARY -- 7.8%
AUTO COMPONENTS -- 0.3%
Autoliv, Inc.                                    100,900   $  5,516,203
Borg-Warner Automotive, Inc.                      87,500      4,524,625
Cooper Tire & Rubber Co.                          19,100        209,718
Gentex Corp.                                     204,200      3,585,752
Goodyear Tire & Rubber Co. (The)(1)              254,900      6,477,009
Lear Corp.(1),(2)                                114,100      2,938,075
TRW Automotive Holdings Corp.(1)                 108,600      2,709,570
WABCO Holdings, Inc.                              41,100      2,147,886
                                                           ------------
                                                             28,108,838
                                                           ------------
AUTOMOBILES -- 0.2%
Ford Motor Co.(1),(2)                          3,359,600     22,845,280
DISTRIBUTORS -- 0.0%
LKQ Corp.(1)                                     150,500      3,335,080
DIVERSIFIED CONSUMER SERVICES -- 0.0%
DeVry, Inc.                                       40,700      2,321,935
Service Corp. International                      165,700      1,772,990
                                                           ------------
                                                              4,094,925
                                                           ------------
HOTELS, RESTAURANTS & LEISURE -- 0.8%
Bob Evans Farms, Inc.                             12,900        375,519
Burger King Holdings, Inc.                        54,800      1,564,540
Carnival Corp.(2)                                 51,100      2,047,066
CBRL Group, Inc.                                  19,700        580,165
Chipotle Mexican Grill, Inc., Cl. B(1)            43,733      3,616,282
International Speedway Corp.                       7,800        346,164
Jack in the Box, Inc.(1),(2)                      32,900        808,353
McDonald's Corp.                                 338,800     20,097,616
Speedway Motorsports, Inc.                         5,400        137,646
Wyndham Worldwide Corp.                          202,600      4,432,888
Yum! Brands, Inc.                              1,107,583     43,971,045
                                                           ------------
                                                             77,977,284
                                                           ------------
HOUSEHOLD DURABLES -- 0.2%
American Greetings Corp., Cl. A(2)                52,100        972,186
Champion Enterprises, Inc.(1),(2)                104,750        874,663
Lennar Corp., Cl. A(2)                           291,100      4,913,768
NVR, Inc.(1),(2)                                   9,200      5,201,404
Snap-On, Inc.                                     66,080      4,091,674
Stanley Works (The)                               47,200      2,292,976
                                                           ------------
                                                             18,346,671
                                                           ------------
INTERNET & CATALOG RETAIL -- 0.2%
Expedia, Inc.(1)                                  20,600        499,550
IAC/InterActiveCorp(1)                           244,400      5,511,220
Liberty Media Corp.-Interactive, Series A(1)     196,100      3,331,739
NetFlix.com, Inc.(1),(2)                          83,600      2,538,096

                        1 | Oppenheimer Main Street Fund

Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS May 31, 2008 / Unaudited

                                                       SHARES         VALUE
                                                     ---------   -------------
COMMON STOCKS CONTINUED
INTERNET & CATALOG RETAIL CONTINUED
Priceline.com, Inc.(1),(2)                              46,000   $   6,188,380
                                                                 -------------
                                                                    18,068,985
                                                                 -------------
LEISURE EQUIPMENT & PRODUCTS -- 0.2%
Brunswick Corp.(2)                                      64,700         886,390
Callaway Golf Co.                                       70,900         900,430
Hasbro, Inc.                                           175,800       6,370,992
Mattel, Inc.                                           357,400       7,198,036
Polaris Industries, Inc.(2)                              6,900         329,268
                                                                 -------------
                                                                    15,685,116
                                                                 -------------
MEDIA -- 2.8%
Cablevision Systems Corp. New York Group, Cl. A(1)      64,100       1,737,751
CBS Corp., Cl. B                                     1,756,800      37,911,744
Comcast Corp., Cl. A                                   444,700      10,005,750
Cox Radio, Inc., Cl. A(1)                               11,700         149,175
DirecTV Group, Inc. (The)(1)                         1,790,223      50,305,266
Dish Network Corp., Cl. A(1)                            30,602       1,074,436
DreamWorks Animation SKG, Inc., Cl. A(1)               159,900       5,048,043
Getty Images, Inc.(1)                                   39,100       1,309,068
Harte-Hanks, Inc.(2)                                    20,300         275,065
Interactive Data Corp.                                  32,800         903,312
National CineMedia, Inc.                                 1,300          25,870
News Corp., Inc., Cl. A                              1,104,000      19,816,800
Regal Entertainment Group                               48,100         845,117
Scholastic Corp.(1)                                      5,200         161,720
Time Warner Cable, Inc., Cl. A(1)                      299,900       8,967,010
Time Warner, Inc.                                    3,801,740      60,371,631
Viacom, Inc., Cl. B(1)                                 563,638      20,189,513
Walt Disney Co. (The)                                1,515,200      50,910,720
                                                                 -------------
                                                                   270,007,991
                                                                 -------------
MULTILINE RETAIL -- 0.1%
Big Lots, Inc.(1),(2)                                  210,700       6,544,342
Dollar Tree, Inc(1)                                    157,800       5,822,820
Family Dollar Stores, Inc.                              64,900       1,388,860
                                                                 -------------
                                                                    13,756,022
                                                                 -------------
SPECIALTY RETAIL -- 2.9%
Aeropostale, Inc.(1)                                    33,700       1,177,478
American Eagle Outfitters, Inc.                        301,400       5,491,508
AutoNation, Inc.(1)                                    122,200       1,929,538
bebe stores, inc.                                       28,000         320,040
Best Buy Co., Inc.                                   1,776,600      82,949,454
Dress Barn, Inc. (The)(1)                               14,600         225,862
Foot Locker, Inc.                                       33,100         483,591
Gap, Inc. (The)                                      4,100,110      74,827,008
Home Depot, Inc. (The)                                 584,800      16,000,128
Penske Automotive Group, Inc.                           33,650         702,949

                        2 | Oppenheimer Main Street Fund

Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS May 31, 2008 / Unaudited

                                                SHARES         VALUE
                                               ---------   -------------
COMMON STOCKS CONTINUED
SPECIALTY RETAIL CONTINUED
RadioShack Corp.                                 207,200   $   3,035,480
Rent-A-Center, Inc.(1)                            43,500         912,630
Ross Stores, Inc.                                173,300       6,346,246
Sally Beauty Holdings, Inc.(1),2)                101,440         764,858
Staples, Inc.                                     53,300       1,249,885
TJX Cos., Inc. (The)                           2,442,600      78,309,756
Tractor Supply Co.(1),(2)                         21,800         744,906
                                                           -------------
                                                             275,471,317
                                                           -------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.1%
Hanesbrands, Inc.(1)                             159,500       5,263,500
Wolverine World Wide, Inc.                        34,200         981,882
                                                           -------------
                                                               6,245,382
                                                           -------------
CONSUMER STAPLES -- 5.7%
BEVERAGES -- 1.2%
Coca-Cola Co. (The)                            1,013,500      58,033,010
Coca-Cola Enterprises, Inc.                      314,900       6,342,086
Pepsi Bottling Group, Inc. (The)                  88,400       2,865,928
PepsiCo, Inc.                                    758,890      51,832,187
                                                           -------------
                                                             119,073,211
                                                           -------------
FOOD & STAPLES RETAILING -- 1.7%
Casey's General Stores, Inc.                      23,200         507,848
CVS Caremark Corp.                               239,400      10,243,926
Kroger Co. (The)(2)                            3,038,110      83,973,360
Safeway, Inc.                                    986,856      31,451,101
SUPERVALU, Inc.                                   78,400       2,749,488
Wal-Mart Stores, Inc.                            585,700      33,818,318
                                                           -------------
                                                             162,744,041
                                                           -------------
FOOD PRODUCTS -- 0.2%
ConAgra Foods, Inc.                              372,600       8,785,908
Darling International, Inc.(1)                    33,700         542,907
Del Monte Foods Co.                               51,700         450,307
Fresh Del Monte Produce, Inc.(1)                  51,800       1,530,172
Hormel Foods Corp.                                15,300         578,187
Tyson Foods, Inc., Cl. A                         339,500       6,396,180
                                                           -------------
                                                              18,283,661
                                                           -------------
HOUSEHOLD PRODUCTS -- 1.2%
Procter & Gamble Co. (The)                     1,674,885     110,626,154
PERSONAL PRODUCTS -- 0.1%
Chattem, Inc.(1),(2)                              13,900         864,719
Herbalife Ltd.                                   121,700       4,690,318
NBTY, Inc.(1)                                     30,100         983,066
                                                           -------------
                                                               6,538,103
                                                           -------------
TOBACCO -- 1.3%
Altria Group, Inc.                             1,891,800      42,111,468
Philip Morris International, Inc.(1)           1,464,300      77,110,038

                        3 | Oppenheimer Main Street Fund

Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS May 31, 2008 / Unaudited

                                                SHARES        VALUE
                                               ---------   -------------
COMMON STOCKS CONTINUED
TOBACCO CONTINUED
Reynolds American, Inc.                          170,700   $   9,374,844
Universal Corp(2)                                 17,800         883,058
                                                           -------------
                                                             129,479,408
                                                           -------------
ENERGY -- 23.3%
ENERGY EQUIPMENT & SERVICES -- 3.5%
Baker Hughes, Inc.                                76,463       6,776,151
Bristow Group, Inc.(1)                            11,200         585,424
Diamond Offshore Drilling, Inc.                  130,251      17,771,446
Dresser-Rand Group, Inc.(1)                       28,500       1,149,120
ENSCO International, Inc.                        119,800       8,605,234
Grey Wolf, Inc.(1)                               126,700         992,061
Halliburton Co.                                1,715,100      83,319,558
Lufkin Industries, Inc.                            5,800         462,724
NATCO Group, Inc., Cl. A(1)                        5,000         236,350
Noble Corp.(2)                                   905,000      57,141,700
Oil States International, Inc.(1)                 93,400       5,456,428
Patterson-UTI Energy, Inc.(2)                    202,600       6,377,848
Pioneer Drilling Co.(1)                           13,700         243,997
Schlumberger Ltd.                              1,020,100     103,162,713
Seacor Holdings, Inc.(1)                          12,700       1,130,046
Transocean, Inc.                                 255,500      38,373,545
Unit Corp.(1)                                     72,700       5,575,363
                                                           -------------
                                                             337,359,708
                                                           -------------
OIL, GAS & CONSUMABLE FUELS -- 19.8%
Anadarko Petroleum Corp.                       1,258,700      94,364,739
Apache Corp.                                     763,860     102,403,072
Arch Coal, Inc.(2)                               125,900       8,172,169
Bois d'Arc Energy, Inc.(1)                        11,400         279,072
Chesapeake Energy Corp.                        1,635,600      89,581,812
Chevron Corp.                                  2,522,824     250,138,000
ConocoPhillips                                 2,123,896     197,734,718
Contango Oil & Gas Co.(1)                            600          50,130
Continental Resources, Inc.(1)                    92,500       5,935,725
Delta Petroleum Corp.(1)                          56,000       1,237,600
Denbury Resources, Inc.(1)                       217,600       7,404,928
Devon Energy Corp.                               437,870      50,766,648
El Paso Corp.                                    434,600       8,496,430
EXCO Resources, Inc.(1)                          115,400       2,878,076
Exxon Mobil Corp.                              5,199,496     461,507,265
Golar LNG Ltd.(2)                                  2,400          44,088
Hess Corp.                                       832,600     102,251,606
Holly Corp.                                        4,800         203,760
Marathon Oil Corp.                             1,874,335      96,322,076
Mariner Energy, Inc.(1)                          156,000       5,101,200
Massey Energy Co.                                106,600       6,888,492

                        4 | Oppenheimer Main Street Fund

Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS May 31, 2008 / Unaudited

                                                 SHARES         VALUE
                                               ---------   ---------------
COMMON STOCKS CONTINUED
OIL, GAS & CONSUMABLE FUELS CONTINUED
Murphy Oil Corp.                                 348,000   $    32,242,200
Noble Energy, Inc.                               803,200        78,271,840
Occidental Petroleum Corp.                     1,633,000       150,121,690
Overseas Shipholding Group, Inc.                  64,300         5,083,558
Petrohawk Energy Corp.(1)                        230,000         6,757,400
Petroleum Development Corp.(1)                       700            48,370
Plains Exploration & Production Co.(1)            75,900         5,425,332
Rosetta Resources, Inc.(1)                        14,700           395,871
Spectra Energy Corp.                             294,600         7,960,092
Stone Energy Corp.(1)                             21,300         1,439,454
Swift Energy Co.(1),(2)                           16,300           939,532
Valero Energy Corp.(2)                         1,331,100        67,673,124
VeraSun Energy Corp.(1)                           33,020           224,536
W&T Offshore, Inc.                               109,300         6,094,568
Whiting Petroleum Corp.(1)                        36,000         3,367,080
Williams Cos., Inc. (The)                        172,700         6,569,508
XTO Energy, Inc.                                 656,800        41,785,616
                                                           ---------------
                                                             1,906,161,377
                                                           ---------------
FINANCIALS -- 11.3%
CAPITAL MARKETS -- 2.1%
Ameriprise Financial, Inc.                       105,200         4,971,752
Bank of New York Mellon Corp.                    402,700        17,932,231
BlackRock, Inc.                                   90,410        20,341,346
Charles Schwab Corp. (The)                     2,088,334        46,319,248
Goldman Sachs Group, Inc. (The)                  311,700        54,986,997
Invesco Ltd.                                     232,500         6,470,475
Knight Capital Group, Inc., Cl. A(1)              60,600         1,079,286
Lehman Brothers Holdings, Inc.(2)                337,910        12,438,467
Merrill Lynch & Co., Inc.                        270,196        11,867,008
Morgan Stanley                                    44,038         1,947,801
optionsXpress Holdings, Inc.                      22,300           509,332
State Street Corp.                               303,900        21,886,878
TD Ameritrade Holding Corp.(1)                   334,400         6,055,984
                                                           ---------------
                                                               206,806,805
                                                           ---------------
COMMERCIAL BANKS -- 0.8%
First Horizon National Corp.(2)                  104,500         1,002,155
International Bancshares Corp.                     8,800           222,992
National Penn Bancshares, Inc.                    23,623           404,426
Old National Bancorp(2)                           33,100           578,588
Pacific Capital Bancorp(2)                        46,600           929,204
Park National Corp.                                1,500           106,350
Popular, Inc.(2)                                 166,300         1,812,670
Susquehanna Bancshares, Inc.(2)                   24,000           462,000
U.S. Bancorp                                     200,170         6,643,642
UnionBanCal Corp.                                 63,700         3,188,822

                        5 | Oppenheimer Main Street Fund

Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS May 31, 2008 / Unaudited

                                                SHARES         VALUE
                                               ---------   --------------
COMMON STOCKS CONTINUED
COMMERCIAL BANKS CONTINUED
Wachovia Corp.(2)                              1,226,610   $   29,193,318
Webster Financial Corp.                           29,800          773,906
Wells Fargo & Co.                              1,188,020       32,753,711
Westamerica Bancorp                                3,900          216,450
                                                           --------------
                                                               78,288,234
                                                           --------------
CONSUMER FINANCE -- 0.3%
Capital One Financial Corp.(2)                   353,344       17,002,913
Cash America International, Inc.                  29,100        1,040,616
Discover Financial Services                      430,369        7,380,828
Student Loan Corp. (The)                           3,500          420,000
                                                           --------------
                                                               25,844,357
                                                           --------------
DIVERSIFIED FINANCIAL SERVICES -- 2.0%
Bank of America Corp.                          2,171,039       73,837,036
Citigroup, Inc.(2)                             1,669,942       36,555,030
JPMorgan Chase & Co.                           1,862,696       80,095,928
Leucadia National Corp.                          131,000        7,113,300
                                                           --------------
                                                              197,601,294
                                                           --------------
INSURANCE -- 5.8%
ACE Ltd.                                       1,198,200       71,975,874
Allied World Assurance Holdings Ltd.              69,400        3,164,640
Allstate Corp.                                    20,003        1,018,953
American Financial Group, Inc.                   168,400        5,021,688
American International Group, Inc.               728,905       26,240,580
American National Insurance Co.                    2,000          220,540
AmTrust Financial Services, Inc.                   7,000          104,720
Aon Corp.                                        745,400       35,175,426
Arch Capital Group Ltd.(1)                        76,900        5,410,684
Aspen Insurance Holdings Ltd.                     75,700        1,934,892
Assurant, Inc.                                   111,400        7,578,542
Axis Capital Holdings Ltd.                       181,200        6,351,060
Berkley (W.R.) Corp.                             217,500        5,892,075
Berkshire Hathaway, Inc., Cl. B1                  15,130       68,054,740
Brown & Brown, Inc.                               96,500        1,878,855
Chubb Corp.                                    1,553,900       83,537,664
Cincinnati Financial Corp.                       186,700        6,538,234
CNA Financial Corp.(2)                           149,500        4,543,305
Conseco, Inc.(1)                                  85,700        1,000,119
Employers Holdings, Inc.                          10,900          208,081
Endurance Specialty Holdings Ltd.(2)              51,700        1,740,222
Erie Indemnity Co., Cl. A                          5,700          291,783
Everest Re Group Ltd.                             30,100        2,640,372
Fidelity National Title Group, Inc., Cl. A       194,500        3,325,950
First American Corp. (The)                        16,320          547,862
Genworth Financial, Inc., Cl. A                  414,900        9,169,290
Hanover Insurance Group, Inc.                     55,000        2,535,500
Harleysville Group, Inc.                           8,500          331,585
HCC Insurance Holdings, Inc.                     217,000        5,177,620

                        6 | Oppenheimer Main Street Fund

Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS May 31, 2008 / Unaudited

                                                SHARES         VALUE
                                               ---------   --------------
COMMON STOCKS CONTINUED
INSURANCE CONTINUED
IPC Holdings Ltd.                                 34,700   $      985,480
Lincoln National Corp.                           163,668        9,027,927
Loews Corp.                                    1,236,090       61,272,981
Max Capital Group Ltd.                            27,000          651,240
Nationwide Financial Services, Inc., Cl. A        30,200        1,541,106
Navigators Group, Inc. (The)(1)                    2,000          100,980
Odyssey Re Holdings Corp.                        114,200        4,287,068
OneBeacon Insurance Group Ltd.                     5,100           93,636
Partnerre Holdings Ltd.                           71,100        5,239,359
Philadelphia Consolidated Holding Co.(1)          53,000        1,974,250
Platinum Underwriters Holdings Ltd.               26,800          950,596
ProAssurance Corp.(1),(2)                         19,200          983,616
Protective Life Corp.                             90,700        3,807,586
Prudential Financial, Inc.                       103,903        7,761,554
Reinsurance Group of America, Inc.                24,700        1,270,074
RenaissanceRe Holdings Ltd.                      106,100        5,534,176
Safeco Corp.                                      88,400        5,922,800
Selective Insurance Group, Inc.                   27,300          597,324
StanCorp Financial Group, Inc.                    96,900        5,328,531
State Auto Financial Corp.                         3,200           88,160
Torchmark Corp.                                   32,770        2,077,946
Transatlantic Holdings, Inc.                      12,800          827,520
Travelers Cos., Inc. (The)                     1,396,173       69,543,377
Unitrin, Inc.                                     19,100          661,815
UnumProvident Corp.                              317,100        7,635,768
White Mountains Insurance Group Ltd.               3,300        1,574,100
Willis Group Holdings Ltd.(2)                     66,300        2,375,529
Zenith National Insurance Corp.                    7,000          282,450
                                                           --------------
                                                              564,007,805
                                                           --------------
REAL ESTATE INVESTMENT TRUSTS -- 0.1%
General Growth Properties, Inc.(2)               156,000        6,483,360
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.1%
Jones Lang LaSalle, Inc.(2)                       71,600        5,050,664
THRIFTS & MORTGAGE FINANCE -- 0.1%
Hudson City Bancorp, Inc.                        446,400        7,945,920
TFS Financial Corp.                               45,600          566,808
                                                           --------------
                                                                8,512,728
                                                           --------------
HEALTH CARE -- 5.9%
BIOTECHNOLOGY -- 0.7%
Amgen, Inc.(1)                                   806,600       35,514,598
Genentech, Inc.(1)                               408,300       28,936,221
Martek Biosciences Corp.(1)                       27,400        1,034,624
                                                           --------------
                                                               65,485,443
                                                           --------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.0%
Boston Scientific Corp.(1)                       158,400        2,105,136
Hill-Rom Holdings, Inc.                           14,300          439,725

                        7 | Oppenheimer Main Street Fund

Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS May 31, 2008 / Unaudited

                                                SHARES         VALUE
                                               ---------   --------------
COMMON STOCKS CONTINUED
HEALTH CARE EQUIPMENT & SUPPLIES CONTINUED
Sirona Dental Systems, Inc.(1),(2)                14,500   $      430,070
                                                           --------------
                                                                2,974,931
                                                           --------------
HEALTH CARE PROVIDERS & SERVICES -- 1.9%
Aetna, Inc.                                    1,360,331       64,153,210
Amedisys, Inc.(1)                                  1,900           96,539
AMERIGROUP Corp.(1)                                5,100          140,811
AmerisourceBergen Corp.                           72,900        3,012,957
Centene Corp.(1)                                  29,400          620,634
CIGNA Corp.                                      287,500       11,672,500
Health Net, Inc.(1)                               29,500          914,500
Healthspring, Inc.(1)                             62,800        1,166,824
Humana, Inc.(1)                                  194,700        9,939,435
LifePoint Hospitals, Inc.(1)                      30,100          962,899
Lincare Holdings, Inc.(1)                         36,700          956,402
Omnicare, Inc.(2)                                 63,190        1,546,891
Owens & Minor, Inc.                               22,400        1,063,552
UnitedHealth Group, Inc.                       1,179,565       40,352,919
WellPoint, Inc.(1)                               828,800       46,263,616
                                                           --------------
                                                              182,863,689
                                                           --------------
LIFE SCIENCES TOOLS & SERVICES -- 0.1%
Invitrogen Corp.(1),(2)                           21,100          969,756
Pharmaceutical Product Development, Inc.          85,800        3,793,218
Varian, Inc.(1)                                    6,200          344,038
                                                           --------------
                                                                5,107,012
                                                           --------------
PHARMACEUTICALS -- 3.2%
Abbott Laboratories(2)                            90,300        5,088,405
Alpharma, Inc., Cl. A(1)                          36,600          921,954
Eli Lilly & Co.                                  386,100       18,586,854
Endo Pharmaceuticals Holdings, Inc.(1)           215,900        5,319,776
Johnson & Johnson                              1,661,944      110,918,143
King Pharmaceuticals, Inc.(1)                    524,600        5,382,396
Merck & Co., Inc.                              1,411,610       54,996,326
Perrigo Co.                                      114,100        4,177,201
Pfizer, Inc.                                   5,040,492       97,583,925
Sepracor, Inc.(1)                                227,300        4,911,953
Warner Chilcott Ltd., Cl. A(1)                    58,700        1,020,206
Watson Pharmaceuticals, Inc.(1)                  146,840        4,193,750
                                                           --------------
                                                              313,100,889
                                                           --------------
INDUSTRIALS -- 13.2%
AEROSPACE & DEFENSE -- 3.8%
AAR Corp.(1)                                      14,200          273,776
BE Aerospace, Inc.(1)                            144,500        5,050,275
Boeing Co.                                     1,305,100      108,023,127
Cubic Corp.                                        3,900           98,592

                        8 | Oppenheimer Main Street Fund

Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS May 31, 2008 / Unaudited

                                                SHARES          VALUE
                                               ---------   --------------
COMMON STOCKS CONTINUED
AEROSPACE & DEFENSE CONTINUED
DRS Technologies, Inc.                            47,000   $    3,702,660
Esterline Technologies Corp.(1)                   18,000        1,114,740
General Dynamics Corp.                           182,600       16,826,590
Honeywell International, Inc.                  1,308,540       78,015,155
L-3 Communications Holdings, Inc.                153,600       16,495,104
Northrop Grumman Corp.                           621,970       46,933,856
Raytheon Co.                                     595,400       38,022,244
Teledyne Technologies, Inc.(1)                     1,400           77,952
Triumph Group, Inc.                               17,100        1,063,449
United Technologies Corp.                        764,900       54,338,496
                                                           --------------
                                                              370,036,016
                                                           --------------
AIR FREIGHT & LOGISTICS -- 0.1%
Atlas Air Worldwide Holdings, Inc.(1)              3,900          241,410
FedEx Corp.                                      118,400       10,858,464
Hub Group, Inc., Cl. A(1)                         26,500          956,120
                                                           --------------
                                                               12,055,994
                                                           --------------
AIRLINES -- 0.0%
SkyWest, Inc.                                     53,500          827,110
BUILDING PRODUCTS -- 0.0%
Ameron International Corp.                         1,600          183,472
Lennox International, Inc.                        29,300          944,046
USG Corp.(1),(2)                                   7,200          245,160
                                                           --------------
                                                                1,372,678
                                                           --------------
COMMERCIAL SERVICES & SUPPLIES -- 0.8%
Brink's Co. (The)                                 52,000        3,768,960
ChoicePoint, Inc.(1)                              27,200        1,324,096
Clean Harbors, Inc.(1)                               200           14,206
Deluxe Corp.                                      47,400        1,067,922
Donnelley (R.R.) & Sons Co.                      151,159        4,962,550
First Advantage Corp., Cl. A(1)                    4,100           82,287
FTI Consulting, Inc.(1)                           37,000        2,222,220
Ikon Office Solutions, Inc.                       68,500          828,165
Interface, Inc., Cl. A                             3,000           42,480
Korn-Ferry International(1),(2)                   15,300          257,040
Manpower, Inc.                                    96,200        6,060,600
Miller (Herman), Inc.                             40,500        1,004,400
Resources Connection, Inc.                        10,700          224,807
Robert Half International, Inc.                  230,100        5,655,858
Steelcase, Inc., Cl. A                            87,100        1,097,460
United Stationers, Inc.(1)                        18,800          795,992
Waste Management, Inc.                         1,096,800       41,601,624
Watson Wyatt & Co. Holdings                       85,300        4,996,021
                                                           --------------
                                                               76,006,688
                                                           --------------
CONSTRUCTION & ENGINEERING -- 0.1%
Aecom Technology Corp.(1)                        103,340        3,328,581
EMCOR Group, Inc.(1),(2)                           3,100           90,985

                        9 | Oppenheimer Main Street Fund

Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS May 31, 2008 / Unaudited

                                          SHARES        VALUE
                                         ---------   ------------
COMMON STOCKS CONTINUED
CONSTRUCTION & ENGINEERING CONTINUED
KBR, Inc.                                   47,800   $  1,659,138
                                                     ------------
                                                        5,078,704
                                                     ------------
ELECTRICAL EQUIPMENT -- 0.4%
Acuity Brands, Inc.(2)                      24,900      1,325,925
Belden, Inc.                                25,200      1,055,628
Brady Corp., Cl. A                           7,100        274,841
Emerson Electric Co.                       450,000     26,181,000
GrafTech International Ltd.(1)              62,300      1,644,720
Regal-Beloit Corp.                           8,200        381,300
Smith (A.O.) Corp.                           2,100         75,915
Thomas & Betts Corp.(1)                     22,800        968,316
Woodward Governor Co.                       69,000      2,778,630
                                                     ------------
                                                       34,686,275
                                                     ------------
INDUSTRIAL CONGLOMERATES -- 3.5%
3M Co.                                     575,900     44,666,804
General Electric Co.                     6,110,284    187,707,924
Textron, Inc.                              591,740     37,013,337
Tyco International Ltd.                  1,416,395     64,006,890
Walter Industries, Inc.(2)                  56,100      5,230,764
                                                     ------------
                                                      338,625,719
                                                     ------------
MACHINERY -- 3.3%
Actuant Corp., Cl. A                         7,500        273,825
Astec Industries, Inc.(1)                    6,000        233,460
Barnes Group, Inc.(2)                        8,500        271,490
Briggs & Stratton Corp.(2)                   7,900        116,525
Bucyrus International, Inc., Cl. A          89,400      6,327,732
Caterpillar, Inc.                        1,498,700    123,852,568
Crane Co.                                    6,400        292,160
Cummins, Inc.                              932,992     65,701,297
Deere & Co.(2)                              77,196      6,279,123
Dover Corp.                                155,800      8,425,664
Eaton Corp.                                 70,400      6,806,272
Gardner Denver, Inc.(1)                    102,600      5,443,956
IDEX Corp.                                 130,220      5,057,745
Illinois Tool Works, Inc.                  153,400      8,237,580
Ingersoll-Rand Co. Ltd., Cl. A(2)          536,700     23,636,268
Kennametal, Inc.(2)                         63,000      2,434,950
Lincoln Electric Holdings, Inc.             27,800      2,292,944
Mueller Industries, Inc.                    27,400        980,646
Navistar International Corp.(1)              8,600        653,170
Nordson Corp.                               11,400        819,090
Parker-Hannifin Corp.                      498,030     42,168,200
Pentair, Inc.                               34,510      1,291,709
RBC Bearings, Inc.(1)                        1,400         52,752
Robbins & Myers, Inc.                       14,000        566,860
Timken Co.                                  95,500      3,498,165

                        10 | Oppenheimer Main Street Fund

Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS May 31, 2008 / Unaudited

                                            SHARES         VALUE
                                           ---------   --------------
COMMON STOCKS CONTINUED
MACHINERY CONTINUED
Toro Co. (The)                                24,100   $      941,828
Wabtec Corp.                                  21,000          977,970
                                                       --------------
                                                          317,633,949
                                                       --------------
MARINE -- 0.0%
TBS International Ltd., Cl. A(1),(2)          15,600          726,648
ROAD & RAIL -- 1.0%
Arkansas Best Corp.(2)                        25,700          955,012
Avis Budget Group, Inc.(1)                    43,020          598,838
CSX Corp.                                    364,200       25,151,652
Hertz Global Holdings, Inc.(1)               246,525        3,259,061
Norfolk Southern Corp.                       910,708       61,363,505
Ryder Systems, Inc.                           80,200        5,889,086
                                                       --------------
                                                           97,217,154
                                                       --------------
TRADING COMPANIES & DISTRIBUTORS -- 0.2%
Applied Industrial Technologies, Inc.         38,100        1,050,417
Fastenal Co.(2)                              138,700        6,857,328
GATX Corp.                                    20,200          996,062
MSC Industrial Direct Co., Inc., Cl. A        54,700        2,981,150
United Rentals, Inc.(1)                       52,000        1,070,680
WESCO International, Inc.(1)                  23,700        1,050,147
                                                       --------------
                                                           14,005,784
                                                       --------------
INFORMATION TECHNOLOGY -- 21.2%
COMMUNICATIONS EQUIPMENT -- 2.7%
Avocent Corp.(1)                              21,100          416,303
Cisco Systems, Inc.(1),(2)                 4,419,200      118,081,024
Corning, Inc.                                853,800       23,342,892
EchoStar Holding Corp.(1)                     74,224        2,771,524
Harris Corp.                                 122,500        8,058,050
JDS Uniphase Corp.(1),(2)                    445,400        5,509,598
Plantronics, Inc.                             47,500        1,153,775
QUALCOMM, Inc.                             2,000,543       97,106,357
Tekelec, Inc.(1)                              48,500          814,315
Tellabs, Inc.(1)                             580,900        3,160,096
                                                       --------------
                                                          260,413,934
                                                       --------------
COMPUTERS & PERIPHERALS -- 6.2%
Apple, Inc.(1)                               820,400      154,850,500
Brocade Communications Systems, Inc.(1)      703,100        5,666,986
EMC Corp.(1)                               1,020,435       17,796,386
Emulex Corp.(1)                               65,000          911,300
Hewlett-Packard Co.                        4,199,500      197,628,470
International Business Machines Corp.      1,112,100      143,939,103
Lexmark International, Inc., Cl. A(1),(2)    160,900        5,930,774
NCR Corp.(1)                                 234,400        6,202,224
QLogic Corp.(1)                               62,300          983,717

                        11 | Oppenheimer Main Street Fund

Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS May 31, 2008 / Unaudited

                                                 SHARES         VALUE
                                               ---------   --------------
COMMON STOCKS CONTINUED
COMPUTERS & PERIPHERALS CONTINUED
Seagate Technology                             1,589,420   $   34,045,376
Sun Microsystems, Inc.(1)                      1,396,000       18,078,200
Western Digital Corp.(1)                         224,400        8,421,732
                                                           --------------
                                                              594,454,768
                                                           --------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.6%
Agilent Technologies, Inc.(1)                    389,400       14,559,666
Amphenol Corp., Cl. A                            159,700        7,446,811
Arrow Electronics, Inc.(1)                       197,100        6,043,086
Avnet, Inc.(1)                                   209,600        6,187,392
AVX Corp.                                         48,700          648,684
Benchmark Electronics, Inc.(1)                    49,400          877,838
Checkpoint Systems, Inc.(1)                       13,100          340,207
Cognex Corp.                                      18,700          520,982
Coherent, Inc.(1)                                  8,700          263,349
Ingram Micro, Inc., Cl. A(1)                     170,000        3,082,100
Molex, Inc.                                      199,100        5,542,944
National Instruments Corp.                        42,100        1,337,096
Plexus Corp.(1)                                   37,800        1,067,094
Rofin-Sinar Technologies, Inc.(1)                 18,100          640,559
Sanmina-SCI Corp.(1)                              72,300          108,450
Tech Data Corp.(1)                                26,300          962,317
Technitrol, Inc.                                  31,900          636,405
Trimble Navigation Ltd.(1)                       134,900        5,374,416
Tyco Electronics Ltd.                             94,900        3,807,388
Vishay Intertechnology, Inc.(1)                   82,100          827,568
                                                           ---------------
                                                               60,274,352
                                                           --------------
INTERNET SOFTWARE & SERVICES -- 1.3%
Bankrate, Inc.(1),(2)                                600           30,300
CNET Networks, Inc.(1)                             7,700           88,165
Google, Inc., Cl. A(1)                           205,100      120,147,580
j2 Global Communications, Inc.(1)                 24,100          639,132
Open Text Corp.(1),(2)                            30,200        1,084,482
                                                           --------------
                                                              121,989,659
                                                           --------------
IT SERVICES -- 0.8%
Accenture Ltd., Cl. A(2)                          78,500        3,204,370
Affiliated Computer Services, Inc., Cl. A(1)     113,200        6,135,440
Broadridge Financial Solutions, Inc.              55,550        1,252,097
Computer Sciences Corp.(1)                        71,800        3,528,970
Convergys Corp.(1)                                62,400        1,006,512
Electronic Data Systems Corp.                    797,700       19,535,673
Euronet Worldwide, Inc.(1),(2)                    26,700          522,252
Gartner, Inc.(1)                                  68,600        1,494,794
Hewitt Associates, Inc.(1)                       145,200        5,686,032

                        12 | Oppenheimer Main Street Fund

Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS May 31, 2008 / Unaudited

                                                          SHARES         VALUE
                                                        ---------    -------------
COMMON STOCKS CONTINUED
IT SERVICES CONTINUED
ManTech International Corp.(1)                              9,600    $     484,128
Metavante Technologies, Inc.                                3,700           94,202
MPS Group, Inc.(1)                                         55,340          635,303
Sapient Corp.(1)                                            5,500           36,300
Visa, Inc., Cl. A.(1)                                     337,680       29,162,045
                                                                     -------------
                                                                        72,778,118
                                                                     -------------
OFFICE ELECTRONICS -- 0.4%
Xerox Corp.                                             2,753,900       37,397,962
Zebra Technologies Corp., Cl. A(1)                         49,600        1,864,960
                                                                     -------------
                                                                        39,262,922
                                                                     -------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 4.7%
Altera Corp.                                              306,600        7,094,724
Amkor Technology, Inc.(1),(2)                             100,800        1,074,528
Applied Materials, Inc.                                 4,580,400       90,737,724
ATMI, Inc.(1)                                               8,000          239,440
Entegris, Inc.(1)                                          22,900          176,101
Fairchild Semiconductor International, Inc., Cl. A(1)      66,400          996,000
Integrated Device Technology, Inc.(1)                      79,900          901,272
Intel Corp.                                             8,097,300      187,695,414
Intersil Corp., Cl. A(2)                                  201,000        5,601,870
KLA-Tencor Corp.(2)                                       163,800        7,554,456
Linear Technology Corp.(2)                                204,200        7,508,434
LSI Corp.(1)                                              870,800        6,330,716
Marvell Technology Group Ltd.(1)                          492,900        8,556,744
MEMC Electronic Materials, Inc.(1)                        162,199       11,136,583
MKS Instruments, Inc.(1)                                   40,100          944,756
National Semiconductor Corp.                              297,600        6,264,480
Semtech Corp.(1)                                           78,400        1,373,568
Skyworks Solutions, Inc.(1)                                22,600          233,458
Teradyne, Inc.(1)                                         376,100        5,167,614
Texas Instruments, Inc.(2)                              3,300,400      107,196,992
                                                                     -------------
                                                                       456,784,874
                                                                     -------------
SOFTWARE -- 4.5%
Activision, Inc.(1)                                       163,900        5,531,625
Adobe Systems, Inc.(1)                                     97,947        4,315,545
Advent Software, Inc.(1),(2)                                6,000          257,820
Amdocs Ltd.(1)                                            172,313        5,567,433
Ansys, Inc.(1)                                             64,500        3,050,850
BMC Software, Inc.(1)                                     202,000        8,100,200
CA, Inc.                                                  325,900        8,649,386
Cadence Design Systems, Inc.(1)                           476,400        5,535,768
Check Point Software Technologies Ltd.(1)                 171,900        4,268,277
Compuware Corp.(1)                                        420,400        4,283,876

                        13 | Oppenheimer Main Street Fund

Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS May 31, 2008 / Unaudited

                                        SHARES        VALUE
                                      ---------   -------------
COMMON STOCKS CONTINUED
SOFTWARE CONTINUED
Lawson Software, Inc.(1)                 28,900   $     252,008
MICROS Systems, Inc.(1)                 125,000       4,121,250
Microsoft Corp.                       8,254,854     233,777,465
MicroStrategy, Inc., Cl. A(1)            12,300         979,203
Net 1 UEPS Technologies, Inc.(1),(2)     31,800         889,128
Novell, Inc.(1)                          60,100         425,508
Oracle Corp.(1)                       2,938,100      67,106,204
Progress Software Corp.(1)                9,300         289,602
Sybase, Inc.(1),(2)                     172,600       5,526,652
Symantec Corp.(1)                     3,091,172      67,171,168
Synopsys, Inc.(1)                        97,000       2,555,950
TIBCO Software, Inc.(1)                 128,400         991,248
                                                  -------------
                                                    433,646,166
                                                  -------------
MATERIALS -- 7.1%
CHEMICALS -- 2.3%
Ashland, Inc.(2)                         43,220       2,319,617
Celanese Corp., Series A                137,600       6,701,120
CF Industries Holdings, Inc.             53,100       7,269,390
Dow Chemical Co. (The)                  486,600      19,658,640
Fuller (H.B.) Co.                        26,400         656,568
Hercules, Inc.                           53,300       1,099,579
Minerals Technologies, Inc.              10,000         696,100
Monsanto Co.                          1,081,700     137,808,580
Mosaic Co. (The)(1)                     230,900      28,936,388
Nalco Holding Co.                       152,400       3,706,368
NewMarket Corp.(2)                       12,700         994,029
NOVA Chemicals Corp.                     29,100         787,155
Olin Corp.                               46,200       1,039,500
OM Group, Inc.(1)                        18,500         804,380
RPM International, Inc.                 110,200       2,703,206
Terra Industries, Inc.(2)               138,600       6,047,118
Valhi, Inc.(2)                            5,300         165,572
Valspar Corp. (The)                      16,100         363,216
                                                  -------------
                                                    221,756,526
                                                  -------------
CONTAINERS & PACKAGING -- 0.3%
Bemis Co., Inc.                          39,900       1,061,340
Crown Holdings, Inc.(1)                 209,900       6,055,615
Greif, Inc., Cl. A                       67,600       4,531,904
Owens-Illinois, Inc.(1)                 138,400       7,919,248
Rock-Tenn Co., Cl. A                     29,400       1,049,286
Sealed Air Corp.                        179,730       4,378,223
Sonoco Products Co.                      77,000       2,665,740
                                                  -------------
                                                     27,661,356
                                                  -------------
METALS & MINING -- 4.5%
AK Steel Holding Corp.                  104,600       7,426,600

                        14 | Oppenheimer Main Street Fund

Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS May 31, 2008 / Unaudited

                                                    SHARES          VALUE
                                                 ------------   -------------
COMMON STOCKS CONTINUED
METALS & MINING CONTINUED
Alcoa, Inc.                                         2,454,800   $  99,640,332
Freeport-McMoRan Copper & Gold, Inc., Cl. B           891,900     103,201,749
Hecla Mining Co.(1),(2)                                 8,900          80,278
Kaiser Aluminum Corp.                                  15,100         968,665
Newmont Mining Corp.                                  100,300       4,767,259
Nucor Corp.                                         1,143,500      85,533,800
Reliance Steel & Aluminum Co.                          92,900       6,314,413
Schnitzer Steel Industries, Inc.                       51,100       5,117,154
Southern Copper Corp.(2)                              626,510      69,060,197
United States Steel Corp.                             308,140      53,218,859
Worthington Industries, Inc.(2)                        56,000       1,116,640
                                                                -------------
                                                                  436,445,946
                                                                -------------
PAPER & FOREST PRODUCTS -- 0.0%
International Paper Co.(2)                            102,200       2,781,884
TELECOMMUNICATION SERVICES -- 3.0%
DIVERSIFIED TELECOMMUNICATION SERVICES -- 2.3%
AT&T, Inc.                                          3,710,444     148,046,716
CenturyTel, Inc.                                      160,700       5,690,387
Embarq Corp.                                          152,200       7,202,104
NTELOS Holdings Corp.                                   6,200         173,104
Premiere Global Services, Inc.(1)                      45,100         683,265
Qwest Communications International, Inc.              664,900       3,224,765
Verizon Communications, Inc.                        1,211,500      46,606,405
Windstream Corp.                                      493,500       6,583,290
                                                                -------------
                                                                  218,210,036
                                                                -------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.7%
Clearwire Corp., Cl. A(1),(2)                          70,400         997,568
Metropcs Communications, Inc.(1)                      209,600       4,451,904
Sprint Nextel Corp.                                 6,531,280      61,132,781
Syniverse Holdings, Inc.(1)                            45,700         985,292
Telephone & Data Systems, Inc.                         89,900       4,285,533
United States Cellular Corp.(1)                        17,500       1,096,025
                                                                -------------
                                                                   72,949,103
                                                                -------------
UTILITIES -- 0.7%
ELECTRIC UTILITIES -- 0.5%
DPL, Inc.                                             105,280       2,992,058
Duke Energy Corp.                                   1,612,580      29,800,478
Edison International, Inc.                             69,300       3,688,839
FirstEnergy Corp.                                      94,600       7,445,966
Sierra Pacific Resources                              153,800       2,087,066
                                                                -------------
                                                                   46,014,407
                                                                -------------
ENERGY TRADERS -- 0.1%
Mirant Corp.(1)                                       190,400       7,734,048
Reliant Energy, Inc.(1)                               270,100       6,903,756
                                                                -------------
                                                                   14,637,804

                        15 | Oppenheimer Main Street Fund

Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS May 31, 2008 / Unaudited

                                                                SHARES        VALUE
                                                               -------   --------------
COMMON STOCKS CONTINUED
GAS UTILITIES -- 0.0%
Laclede Group, Inc. (The)                                       13,900  $       556,000
WGL Holdings, Inc.                                              27,300          952,497
                                                                         --------------
                                                                              1,508,497
                                                                         --------------
MULTI-UTILITIES -- 0.1%
Alliant Energy Corp.                                            60,000        2,252,400
Avista Corp.                                                    19,900          422,477
CMS Energy Corp.                                                92,800        1,446,752
Integrys Energy Group, Inc.                                     36,100        1,853,735
                                                                         --------------
                                                                              5,975,364
                                                                         --------------
Total Common Stocks (Cost $7,838,402,411)                                 9,562,154,200
                                                                         --------------
PREFERRED STOCKS -- 0.0%
Wachovia Corp., Dividend Equalization Preferred
Shares(1),(3) (Cost $0)                                        100,000              200
OTHER SECURITIES -- 0.0%
Seagate Technology International, Inc. (1),(3),(4) (Cost $0)    87,760           87,760


                                                                 UNITS
RIGHTS, WARRANTS AND CERTIFICATES -- 0.0%
Dime Bancorp, Inc. Wts., Exp. 1/2/10(1)                        485,800          145,789
Progress Energy, Inc., Contingent Value Obligation (1),(3)     680,100          224,433
                                                                         --------------
Total Rights, Warrants and Certificates (Cost $0)                               370,222

                                                              SHARES
INVESTMENT COMPANY -- 0.4%
Oppenheimer Institutional Money Market Fund, Cl. E,
2.70%(5),(6) (Cost $35,816,723)                             35,816,723       35,816,723

TOTAL INVESTMENTS, AT VALUE (EXCLUDING INVESTMENTS
PURCHASED  WITH CASH COLLATERAL FROM SECURITIES
LOANED)(COST $7,874,219,134)                                              9,598,429,105

                                                           PRINCIPAL
                                                             AMOUNT
INVESTMENTS PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LOANED -- 3.6%(7)
Repurchase agreement (Principal Amount/Value
$100,000,000, with a maturity value of
$100,018,750) with Credit Suisse First Boston
LLC, 2.25%, dated 5/30/08, to be repurchased
at $100,018,750 on 6/2/08, collateralized by
Private Label CMOs, 0%-9%, 7/15/08-2/15/51,
with a value of $104,725,649                             $ 100,000,000      100,000,000
Repurchase agreement (Principal Amount/Value
$5,886,181 with a maturity value of $5,887,324)
with Barclays Capital, 2.33%, dated 5/30/08, to
be repurchased at $5,887,324 on 6/2/08,
collateralized by 2.39% of various securities,
0%-7.25%, 6/13/08-11/20/56, with a value of
$258,003,907                                                 5,886,181        5,886,181

                        16 | Oppenheimer Main Street Fund

Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS May 31, 2008 / Unaudited

                                                     PRINCIPAL
                                                       AMOUNT           VALUE
                                                   -------------    -------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
SECURITIES LOANED CONTINUED
Repurchase agreement (Principal Amount/Value
$240,000,000 with a maturity value of
$240,051,500) with Barclays Capital, 2.575%,
dated 5/30/08, to be repurchased at
$240,051,500 on 6/2/08, collateralized by
97.61% of various securities, 0%-7.25%,
6/13/08-11/20/56, with a value of $258,003,907     $ 240,000,000    $   240,000,000
                                                                    ---------------
Total Investments Purchased with Cash Collateral
from Securities Loaned (Cost $345,886,181)                              345,886,181
                                                                    ---------------

TOTAL INVESTMENTS, AT VALUE (COST $8,220,105,315)          103.2%     9,944,315,286
                                                   -------------    ---------------
LIABILITIES IN EXCESS OF OTHER ASSETS                       (3.2)      (309,182,981)
                                                   -------------    ---------------
NET ASSETS                                                 100.0%   $ 9,635,132,305
                                                   =============    ===============

---------
FOOTNOTES TO STATEMENT OF INVESTMENTS

1.    Non-income producing security.

2.    Partial or fully-loaned security. See accompanying Notes.

3. Illiquid security. The aggregate value of illiquid securities as of May 31, 2008 was $312,393, which represents less than 0.005% of the Fund's net assets. See accompanying Notes.

4.    Escrow shares received as the result of issuer reorganization.

5.    Rate shown is the 7-day yield as of May 31, 2008.

6. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended May 31, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                          SHARES           GROSS           GROSS          SHARES
                                                     AUGUST 31, 2007     ADDITIONS       REDUCTIONS    MAY 31, 2008
                                                     ---------------   -------------   -------------   ------------
Oppenheimer Institutional Money Market Fund, Cl. E                 -   1,459,461,872   1,423,645,149     35,816,723

                                                                                                         DIVIDEND
                                                                                           VALUE          INCOME
                                                                                       -------------   ------------
Oppenheimer Institutional Money Market Fund, Cl. E                                     $  35,816,723   $  1,437,463

7. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the closing price reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Shares of a registered investment

                        17 | Oppenheimer Main Street Fund

Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS May 31, 2008 / Unaudited

company that are not traded on an exchange are valued at the acquired investment company's net asset value per share. "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Directors.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENTS IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

REPURCHASE AGREEMENTS. The Fund requires its custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the collateral is required to be sufficient to cover payments of interest and principal. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

ILLIQUID SECURITIES

As of May 31, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The loans are secured by collateral (either securities, letters of credit, or cash) in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower and recognizes the gain or loss in the fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. As of May 31, 2008, the Fund had on loan securities valued at $342,242,345. Collateral of $346,567,298 was received for the loans, of which $346,567,298 was received in cash and subsequently invested in approved instruments or held as cash.

                        18 | Oppenheimer Main Street Fund

Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS May 31, 2008 / Unaudited

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, Fair Value Measurements. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of May 31, 2008, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of May 31, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $  8,303,798,713
                                 ================

Gross unrealized appreciation    $  1,801,414,698
Gross unrealized depreciation        (160,898,125)
                                 ----------------
Net unrealized appreciation      $  1,640,516,573
                                 ================

                        19 | Oppenheimer Main Street Fund



ITEM 2. CONTROLS AND PROCEDURES.

  (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 05/31/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

  (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Principal Protected Trust III

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer
Date: 07/08/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer
Date: 07/08/2008

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer
Date: 07/08/2008